Related Parties Balance (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 30, 2020	Jul. 20, 2020	Mar. 31, 2020	Dec. 04, 2019	Nov. 01, 2019
Related Parties balance (Textual)
Loan bears an interest rate			4.00%
Loan maturity date			Jul. 31, 2020
Horwath Capital [Member]
Related Parties balance (Textual)
Company loan				$ 1,650,000	$ 851,825
Repaid loan	$ 1,650,000	$ 851,825